Document and Entity Information	Nov. 30, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	Core Scientific, Inc./tx
Entity Incorporation State Country Code	DE
Entity File Number	001-40046
Entity Tax Identification Number	86-1243837
Entity Address Address Line 1	210 Barton Springs Road
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Austin
Entity Address State Or Province	TX
Entity Address Postal Zip Code	78704
City Area Code	512
Local Phone Number	402-5233
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001839341
Amendment Flag	false
Common stock, par value $0.0001 per share [Member]
Document Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	CORZQ
Security Exchange Name	NONE
Warrants, exercisable for shares of common stock [Member]
Document Information [Line Items]
Security 12b Title	Warrants, exercisable for shares of common stock
Trading Symbol	CRZWQ
Security Exchange Name	NONE